Taxation - Schedule of (Loss) Income Before Income Tax Benefits (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
PRC entities		¥ 796,062		¥ 169,320	¥ (79,849)
Non PRC entities	[1]	(229,036)		(2,271,281)	(968)
(Loss) income before income tax benefits (expenses)		¥ 567,026	$ 81,447	¥ (2,101,961)	¥ (80,817)

[1]	The loss before tax incurred by non-PRC entities for the year ended December 31, 2018 was mainly due to the fair value loss on derivative liabilities amounting to RMB2,285,223.